Submission	Sep. 22, 2025
Submission [Line Items]
Central Index Key	0002086841
Registrant Name	CBAK Energy Technology Ltd
Form Type	F-4
Submission Type	F-4
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A